Quarterly Unaudited Financial Statements - Consolidated Statements of Cash Flows (unaudited) (Details) - USD ($) $ in Thousands	3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Cash flows provided by (used in) operating activities
Net loss	$ (18,490)	$ (14,277)	$ (10,790)	$ (11,572)	$ (4,373)	$ (6,202)	$ (1,999)	$ (22,362)	$ (8,201)	$ (36,639)	$ (12,574)	$ (106,200)	$ (24,776)
Adjustments to reconcile net loss to net cash provided (used in) by operating activities
Depreciation and amortization	14,125			13,175			13,093	26,928	25,465	40,616	37,884	54,499	50,331
Amortization of deferred financing costs	625			587			524	1,188	1,047	1,806	1,569	2,427	2,097
Non-cash reduction to the operating lease right-of-use assets				587				1,129		1,678
Amortization of discount on Backstop Notes												0	424
Deferred income taxes	(1,994)			(3,296)			(1,387)	(6,421)	(3,377)	(8,583)	(7,441)	(16,189)	(9,691)
Non-cash foreign currency loss	(395)			(3)			(70)	489	77	1,566	(163)	14	344
Stock-based compensation	2,570			2,050			315	4,551	630	7,570	4,564	10,296	4,564
Provision for doubtful accounts	(129)			55			(18)	183	11	424	117	415	322
Change in fair value of warrant liability	(3)	(120)	(106)	(27)	(2,898)	41	(2,424)	(133)	(2,383)	(253)	(5,281)	(254)	(5,267)
Change in operating assets and liabilities, net of operating assets and liabilities acquired:
Accounts receivable	(3,227)			(2,635)			(1,910)	2,454	(7,158)	10,991	(12,956)	8,962	(12,102)
Inventories	1,302			4,994			(878)	6,661	(4,089)	8,192	(6,461)	6,542	(9,875)
Prepaid expenses and other current assets	926			1,591			(4,101)	(664)	(9,125)	(1,633)	(5,105)	(1,992)	(1,244)
Accounts payable and accrued liabilities	5,589			(8,511)			(13,562)	(2,518)	(6,272)	(3,334)	(2,364)	(2,116)	(8,419)
Deferred revenue	(108)			132			(81)	188	(671)	252	(911)	980	(805)
Income taxes payable	1,079			(213)			178	(442)	(299)	(1,078)	(317)	148	(661)
Operating lease liabilities	(496)			(894)				(540)		(1,048)		(1,468)
Cash provided by (used in) operating activities	1,912			(3,980)			(12,320)	10,691	(14,345)	20,527	(9,439)	16,356	(14,758)
Net cash used in investing activities	(4,839)			(48,503)			(3,091)	(53,201)	(5,973)	(57,974)	(9,782)	(62,547)	(13,419)
Cash used in financing activities	(1,324)			(1,550)			18,291	(2,454)	18,375	(3,599)	81,772	(4,694)	104,053
Effect of exchange rate change on cash	202			(26)			(67)	(575)	(82)	(2,014)	(188)	(451)	(226)
Change in Cash and Restricted cash	(4,049)			(54,059)			2,813	(45,539)	(2,025)	(43,060)	62,363	(51,336)	75,650
Cash and Restricted Cash, beginning of period	35,007	40,804	32,284	86,343	8,668	13,506	10,693	86,343	10,693	86,343	10,693	86,343	10,693
Cash and Restricted Cash, end of period	$ 30,961	43,283	40,804	32,284	73,056	8,668	13,506	40,804	8,668	43,283	73,056	35,007	86,343
As previously reported
Cash flows provided by (used in) operating activities
Net loss		(13,025)	(11,141)	(10,907)	(4,508)	(6,885)	(1,081)	(22,048)	(7,966)	(35,073)	(12,474)		(24,453)
Adjustments to reconcile net loss to net cash provided (used in) by operating activities
Depreciation and amortization				13,196			13,114	26,970	25,507	40,679	37,947		50,414
Amortization of deferred financing costs				587			524	1,188	1,047	1,806	1,569		2,097
Non-cash reduction to the operating lease right-of-use assets				587				1,129		1,678
Amortization of discount on Backstop Notes													424
Deferred income taxes				(3,851)			(1,366)	(7,666)	(4,308)	(10,875)	(8,197)		(9,871)
Non-cash foreign currency loss				(3)			(70)	489	77	1,566	(163)		344
Stock-based compensation				2,050			315	4,551	630	7,570	4,564		4,564
Provision for doubtful accounts				55			(18)	183	11	424	117		322
Change in fair value of warrant liability		(120)	(106)	(27)	(2,898)	41	(2,424)	(133)	(2,383)	(253)	(5,281)		(5,267)
Change in operating assets and liabilities, net of operating assets and liabilities acquired:
Accounts receivable				(2,580)			(1,855)	2,421	(7,049)	11,155	(12,792)		(11,884)
Inventories				4,714			(878)	6,661	(4,089)	8,192	(6,461)		(9,875)
Prepaid expenses and other current assets				806			(5,375)	(769)	(9,016)	(1,934)	(5,054)		(1,700)
Accounts payable and accrued liabilities				(8,428)			(13,311)	(2,674)	(6,103)	(3,756)	(2,366)		(8,371)
Deferred revenue				132			(81)	872	(671)	252	(911)		(805)
Income taxes payable				199			186	269	(32)	144	63		(697)
Operating lease liabilities				(510)				(752)		(1,048)
Cash provided by (used in) operating activities				(3,980)			(12,320)	10,691	(14,345)	20,527	(9,439)		(14,758)
Net cash used in investing activities				(48,503)			(3,091)	(53,201)	(5,973)	(57,974)	(9,782)		(13,419)
Cash used in financing activities				(1,550)			18,291	(2,454)	18,375	(3,599)	81,772		104,053
Effect of exchange rate change on cash				(26)			(67)	(575)	(82)	(2,014)	(188)		(226)
Change in Cash and Restricted cash				(54,059)			2,813	(45,539)	(2,025)	(43,060)	62,363		75,650
Cash and Restricted Cash, beginning of period		40,804	32,284	86,343	8,668	13,506	10,693	86,343	10,693	86,343	10,693	$ 86,343	10,693
Cash and Restricted Cash, end of period		43,283	40,804	32,284	73,056	8,668	13,506	40,804	8,668	43,283	73,056		86,343
Adjustments
Cash flows provided by (used in) operating activities
Net loss		(1,252)	351	(665)	135	683	(918)						(323)
Adjustments | Income tax adjustments
Cash flows provided by (used in) operating activities
Net loss		(808)	(350)	(371)	(299)	(165)	(238)	(721)	(403)	(1,529)	(702)		(732)
Adjustments to reconcile net loss to net cash provided (used in) by operating activities
Deferred income taxes				196			238	398	237	1,028	293		323
Change in operating assets and liabilities, net of operating assets and liabilities acquired:
Accounts payable and accrued liabilities				175				323	166	501	409		409
Adjustments | Indirect tax adjustments
Cash flows provided by (used in) operating activities
Net loss		(79)	(79)	(79)	(114)	(114)	(114)	(158)	(228)	(237)	(342)		(457)
Change in operating assets and liabilities, net of operating assets and liabilities acquired:
Accounts payable and accrued liabilities				79			114	158	228	237	342		457
Adjustments | Other Adjustments
Cash flows provided by (used in) operating activities
Net loss		$ (365)	$ 780	(215)	$ 548	$ 962	(566)	565	396	200	944		866
Adjustments to reconcile net loss to net cash provided (used in) by operating activities
Depreciation and amortization				(21)			(21)	(42)	(42)	(63)	(63)		(83)
Deferred income taxes				359			(259)	847	694	1,264	463		(143)
Change in operating assets and liabilities, net of operating assets and liabilities acquired:
Accounts receivable				(55)			(55)	33	(109)	(164)	(164)		(218)
Inventories				280
Prepaid expenses and other current assets				785			1,274	105	(109)	301	(51)		456
Accounts payable and accrued liabilities				(337)			(365)	(325)	(563)	(316)	(749)		(914)
Deferred revenue								(684)
Income taxes payable				(412)			$ (8)	(711)	$ (267)	$ (1,222)	$ (380)		$ 36
Operating lease liabilities				$ (384)				$ 212